CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 242	$ 416	$ 1,888
Related Parties	1,493	1,408	1,378
Other current assets	76	81	37
Total current assets	1,811	1,905	3,303
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	48	50	30
INVESTMENTS IN NOCONSOLIDATED AFFILIATES	10,734	10,137	7,570
INVESTMENTS IN NON-CONSOLIDATED SUBSIDIARIES	4,563	4,429	4,993
Total assets	17,156	16,521	15,896
CURRENT LIABILITIES:
Current maturities of Debentures and long term loan	3,701	2,988	549
Short term loan	1,370	280
Accounts payables	847	557	124
Other accounts payable	2,085	2,091	1,083
Deferred revenues from nonconsolidated affiliates	5,888	5,658	9,052
Total current liabilities	13,891	11,574	10,808
ACCRUED SEVERANCE PAY	13	11
LONG TERM BANK LOAN	125	112	127
LONG TERM LOANS AND LIABILITIES	5,049	5,003	5,543
DEBENTURES			2,360
WARRANTS LIABILITY	1,889	2,045	544
COMMITMENTS AND CONTIGENCIES (Note 10)
TOTAL LIABILITIES		18,745	19,382
STOCKHOLDERS' DEFICIT:
Common shares	2	2	1
Proceeds on account of shares			165
Treasury shares	(28)	(28)	(28)
Accumulated Other Comprehensive Income	27	33
Additional paid-in capital	44,662	44,262	41,068
Accumulated deficit	(48,474)	(46,493)	(44,692)
Total Stockholders' Deficit	(3,811)	(2,224)	(3,486)	[1]
Total liabilities and Stockholders' Deficit	$ 17,156	$ 16,521	$ 15,896

[1]	Retrospectively adjusted to reflect the 130 - for - 1 reverse stock split